Condensed Statements of Cash Flows - USD ($)	1 Months Ended	3 Months Ended					7 Months Ended	12 Months Ended	22 Months Ended
	Jun. 30, 2021	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2023
Cash flows from operating activities:
Net income (loss)		$ (212,647)	$ 618,083	$ 64,568	$ (171,917)	$ (169,488)	$ (169,488)	$ 847,623
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investment held in Trust Account		(136,030)			(11,967)		(1,679)	(2,081,055)
Changes in current assets and liabilities:
Prepaid expenses		38,880			(1,809)		(306,945)	172,520
Accounts payable		171,936			(65,159)		204,095	(20,589)
Income tax expense		27,427						445,793
Income Tax Receivable								(8,766)
Net cash used in operating activities		(110,434)			(250,852)		(274,017)	(644,474)
Cash Flows from Investing Activities:
Investment of cash in Trust Account							(146,625,000)
Net cash used in investing activities							(146,625,000)
Cash flows from financing activities:
Proceeds from sale of Units, net of underwriters’ discount							140,875,000
Proceeds from issuance of private placement warrants							6,920,500
Proceeds from Issuance of Class B common stock to Sponsor							25,000
Proceeds from notes-payable to related party							300,000
Proceeds from advances from related party							363,995		$ 363,995
Payments of deferred offering costs associated with initial public offering
Payment of offering costs					(66,435)		(426,884)	(66,435)
Funds Transfer from Trust Account to Cash for DE Tax Reimbursement							(663,995)	333,814
Net cash provided by financing activities					(66,435)		147,393,616	267,379
Net change in cash		(110,434)			(317,287)		494,599	(377,093)
Cash, beginning of the period		117,506		$ 177,312	494,599			494,599
Cash, end of the period		7,072	$ 117,506		177,312	$ 494,599	494,599	117,506	$ 7,072
Non-cash financing transactions:
Deferred underwriting fee payable		500,000			5,031,250		5,031,250	500,000
Accretion of common stock to redemption value								1,211,890
Payment from Trust Account in connection with redemption of shares					133,917,056			133,917,056
Remeasurement of shares subject to redemption							14,547,971	15,759,861
Offering costs included in accounts payable and accrued expenses							66,435
Funds Transfer from Trust Account to Cash for Federal and State Tax Reimbursement								$ 445,793